Segment Information - Schedule of Geographic Regions (Details) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Schedule of Geographic Regions [Line Items]
Revenue	$ 87,060	$ 116,749
Satellites, property and other equipment	2,885,263	2,716,708	$ 2,716,708
Intangible assets	435,544	442,278	$ 442,278
Other long-term assets	326,440	368,657
Canada [Member]
Schedule of Geographic Regions [Line Items]
Revenue	45,032	58,540
Satellites, property and other equipment	2,640,013	2,464,818
Intangible assets	422,301	428,909
Other long-term assets	300,484	343,059
United States [Member]
Schedule of Geographic Regions [Line Items]
Revenue	28,471	38,579
Satellites, property and other equipment	12,016	12,276
Intangible assets	5,099	5,426
Other long-term assets	25,956	25,598
Europe, Middle East & Africa [Member]
Schedule of Geographic Regions [Line Items]
Revenue	5,822	7,590
Latin America & Caribbean [Member]
Schedule of Geographic Regions [Line Items]
Revenue	5,726	7,550
Intangible assets	8,144	7,943
Asia & Australia [Member]
Schedule of Geographic Regions [Line Items]
Revenue	2,009	4,490
United Kingdom [Member]
Schedule of Geographic Regions [Line Items]
Satellites, property and other equipment	232,074	238,478
All Others [Member]
Schedule of Geographic Regions [Line Items]
Satellites, property and other equipment	$ 1,160	$ 1,136